UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Steven I. Koszalka

American Funds College Target Date Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds College Target Date Series®

American Funds College 2033 Fund®

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth funds16%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	482,508	$26,128
The Growth Fund of America, Class R-6	882,808	43,160
		69,288
Growth-and-income funds56%
Capital World Growth and Income Fund, Class R-6	1,368,037	69,031
Fundamental Investors, Class R-6	1,140,696	69,035
International Growth and Income Fund, Class R-6	1,434,684	47,244
The Investment Company of America, Class R-6	1,688,236	66,804
		252,114
Equity-income and Balanced funds9%
American Funds Global Balanced Fund, Class R-6	1,245,371	40,126
Fixed income funds19%
Capital World Bond Fund, Class R-6	1,108,343	22,300
U.S. Government Securities Fund, Class R-6	4,522,994	62,462
		84,762
Total investment securities 100% (cost: $409,945,000)		446,290
Other assets less liabilities 0%		(128)
Net assets 100%		$446,162

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$36,680
Gross unrealized depreciation on investment securities	(335)
Net unrealized appreciation on investment securities	36,345
Cost of investment securities	409,945

American Funds College Target Date Series — American Funds College 2033 Fund — Page 1 of 8

American Funds College 2030 Fund®

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth funds11%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	338,223	$18,315
The Growth Fund of America, Class R-6	2,103,381	102,834
		121,149
Growth-and-income funds46%
Capital World Growth and Income Fund, Class R-6	2,321,920	117,164
Fundamental Investors, Class R-6	947,025	57,314
International Growth and Income Fund, Class R-6	3,147,456	103,646
The Investment Company of America, Class R-6	3,946,249	156,153
Washington Mutual Investors Fund, Class R-6	1,950,633	84,677
		518,954
Equity-income and Balanced funds10%
American Funds Global Balanced Fund, Class R-6	3,454,572	111,306
Fixed income funds33%
Capital World Bond Fund, Class R-6	2,757,148	55,474
The Bond Fund of America, Class R-6	11,851,323	153,593
U.S. Government Securities Fund, Class R-6	12,051,884	166,437
		375,504
Total investment securities 100% (cost: $1,053,742,000)		1,126,913
Other assets less liabilities 0%		(458)
Net assets 100%		$1,126,455

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$74,835
Gross unrealized depreciation on investment securities	(1,664)
Net unrealized appreciation on investment securities	73,171
Cost of investment securities	1,053,742

American Funds College Target Date Series — American Funds College 2030 Fund — Page 2 of 8

American Funds College 2027 Fund®

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth funds3%	Shares	Value (000)
The Growth Fund of America, Class R-6	676,691	$33,083
Growth-and-income funds40%
American Mutual Fund, Class R-6	2,571,995	101,980
Capital World Growth and Income Fund, Class R-6	646,617	32,628
International Growth and Income Fund, Class R-6	2,587,773	85,215
The Investment Company of America, Class R-6	1,210,587	47,903
Washington Mutual Investors Fund, Class R-6	2,698,203	117,129
		384,855
Equity-income and Balanced funds14%
American Funds Global Balanced Fund, Class R-6	4,096,698	131,996
Fixed income funds43%
American Funds Mortgage Fund, Class R-6	8,010,172	81,383
Capital World Bond Fund, Class R-6	697,299	14,030
The Bond Fund of America, Class R-6	17,495,044	226,736
U.S. Government Securities Fund, Class R-6	7,024,129	97,003
		419,152
Total investment securities 100% (cost: $922,943,000)		969,086
Other assets less liabilities 0%		(414)
Net assets 100%		$968,672

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$48,066
Gross unrealized depreciation on investment securities	(1,923)
Net unrealized appreciation on investment securities	46,143
Cost of investment securities	922,943

American Funds College Target Date Series — American Funds College 2027 Fund — Page 3 of 8

American Funds College 2024 Fund®

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth-and-income funds23%	Shares	Value (000)
American Mutual Fund, Class R-6	5,489,051	$217,641
International Growth and Income Fund, Class R-6	826,376	27,213
Washington Mutual Investors Fund, Class R-6	903,643	39,227
		284,081
Equity-income and Balanced funds19%
American Funds Global Balanced Fund, Class R-6	1,228,280	39,575
The Income Fund of America, Class R-6	8,233,956	188,393
		227,968
Fixed income funds58%
American Funds Mortgage Fund, Class R-6	21,940,916	222,920
Intermediate Bond Fund of America, Class R-6	11,745,332	157,975
The Bond Fund of America, Class R-6	22,655,497	293,615
U.S. Government Securities Fund, Class R-6	1,821,483	25,154
		699,664
Total investment securities 100% (cost: $1,177,264,000)		1,211,713
Other assets less liabilities 0%		(555)
Net assets 100%		$1,211,158

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 7/31/2017 (000)
American Funds Mortgage Fund, Class R-6	15,241,229	6,699,687	—	21,940,916	$—	$(1,498)	$2,457	$222,920

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$36,838
Gross unrealized depreciation on investment securities	(2,389)
Net unrealized appreciation on investment securities	34,449
Cost of investment securities	1,177,264

American Funds College Target Date Series — American Funds College 2024 Fund — Page 4 of 8

American Funds College 2021 Fund®

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth-and-income funds4%	Shares	Value (000)
American Mutual Fund, Class R-6	1,477,064	$58,566
Equity-income and Balanced funds12%
The Income Fund of America, Class R-6	6,929,680	158,551
Fixed income funds84%
American Funds Mortgage Fund, Class R-6	36,614,426	372,003
Intermediate Bond Fund of America, Class R-6	36,554,971	491,664
The Bond Fund of America, Class R-6	20,727,427	268,627
		1,132,294
Total investment securities 100% (cost: $1,335,816,000)		1,349,411
Other assets less liabilities 0%		(691)
Net assets 100%		$1,348,720

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 7/31/2017 (000)
American Funds Mortgage Fund, Class R-6	28,089,323	8,525,103	—	36,614,426	$—	$(2,998)	$4,298	$372,003

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$17,103
Gross unrealized depreciation on investment securities	(3,509)
Net unrealized appreciation on investment securities	13,594
Cost of investment securities	1,335,817

American Funds College Target Date Series — American Funds College 2021 Fund — Page 5 of 8

American Funds College 2018 Fund®

Investment portfolio

July 31, 2017

unaudited

Fund investments Equity-income and Balanced funds1%	Shares	Value (000)
The Income Fund of America, Class R-6	347,352	$7,948
Fixed income funds99%
American Funds Mortgage Fund, Class R-6	31,058,109	315,550
Intermediate Bond Fund of America, Class R-6	28,082,083	377,704
Short-Term Bond Fund of America, Class R-6	31,430,151	313,044
The Bond Fund of America, Class R-6	3,503,824	45,410
		1,051,708
Total investment securities 100% (cost: $1,063,002,000)		1,059,656
Other assets less liabilities 0%		(592)
Net assets 100%		$1,059,064

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2017 (000)
American Funds Mortgage Fund, Class R-6	28,332,155	2,725,954	—	31,058,109	$—	$(3,222)	$3,900	$315,550
Short-Term Bond Fund of America, Class R-6	21,827,006	9,603,145	—	31,430,151	—	(789)	2,896	313,044
					$—	$(4,011)	$6,796	$628,594

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$495
Gross unrealized depreciation on investment securities	(3,841)
Net unrealized depreciation on investment securities	(3,346)
Cost of investment securities	1,063,002

American Funds College Target Date Series — American Funds College 2018 Fund — Page 6 of 8

American Funds College Enrollment Fund®

Investment portfolio

July 31, 2017

unaudited

Fund investments Fixed income funds100%	Shares	Value (000)
American Funds Mortgage Fund, Class R-6	11,326,404	$115,076
Intermediate Bond Fund of America, Class R-6	9,981,833	134,256
Short-Term Bond Fund of America, Class R-6	13,479,483	134,256
		383,588
Total investment securities 100% (cost: $387,380,000)		383,588
Other assets less liabilities 0%		(261)
Net assets 100%		$383,327

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$37
Gross unrealized depreciation on investment securities	(3,845)
Net unrealized depreciation on investment securities	(3,808)
Cost of investment securities	387,396

American Funds College Target Date Series — American Funds College Enrollment Fund — Page 7 of 8

unaudited

Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2017, all of the investment securities held by each fund were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-800-0917O-S60741	American Funds College Target Date Series — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 28, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2017